Finance expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Cost

	2018	2017	2016
	£m	£m	£m
Finance expense arising on:
Financial liabilities at amortised cost	(677)	(698)	(671)
Derivatives at fair value through profit or loss	(38)	(22)	(30)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	3	(4)	(3)
Reclassification of hedges from other comprehensive income	(2)	—	(1)
Unwinding of discounts on provisions	(15)	(16)	(16)
Other finance expense	(69)	6	(15)

	(798)	(734)	(736)